Provisions for liabilities - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Dec. 31, 2018 GBP (£)
Disclosure Of Other Provisions [Line Items]
Provision for interest	£ 129
Provision for expected liability	985	£ 1,058					£ 649
Canada | Imperial Tobacco Canada
Disclosure Of Other Provisions [Line Items]
Reducing payments under Quebec Class Action | $						$ 9,200
Deposit amount to escrow account under Quebec Class Action | $						$ 1,100
ITG MSA Litigation Agreements | Texas, Minnesota and Mississippi
Disclosure Of Other Provisions [Line Items]
Provision for expected liability	212			$ 272
Quebec Class Actions
Disclosure Of Other Provisions [Line Items]
Provision for expected liability		436			$ 758
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Provision for expected liability		252
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions relates to termination payments	£ 76
Estimated unwind percentage of noncurrent provisions relates to termination payments	88.00%
Provision for expected liability	£ 241	298					127
Reversals of unused provisions	72	18
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions	£ 15
Estimated unwind percentage of noncurrent provisions	61.00%
Provision for expected liability	£ 38	28					33
Reversals of unused provisions	4	3
Fox River
Disclosure Of Other Provisions [Line Items]
Provision made during period			£ 274
Payments for funding agreement	2	32
Legal costs incurred	1	3
Provision for expected liability	70	73					108
Other Provisions
Disclosure Of Other Provisions [Line Items]
Provision for expected liability	636	659					£ 381
Reversals of unused provisions	125	97
Trade And Other Payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 4	£ 10
Top of Range | Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years